Income Taxes (Restated) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Benefit

The reconciliation of income tax benefit at the U.S. statutory rate of 21% to the Company’s tax expense is as follows:

	December 31,	December 31,
	2021	2020
	(Restated)
Federal tax benefit at statutory rate	$(241,948)	$(21,111)
State income tax benefit, net of federal tax effect	(95,051)	(8,293)
Permanent differences	19,381	19,381
Change in valuation allowance	317,618	10,023
	$-	$-

Schedule of Components of Deferred Tax Assets

The principal components of deferred tax assets consist of the following:

	December 31,	December 31,
	2021	2020
	(Restated)
Deferred income tax asset:
Net operation loss carry forwards	$890,970	$587,699
Fixed assets	7,479	8,110
Intangibles	7,788	7,788
Interest	45,574	30,596
R&D tax credits	87,801	87,801
Total deferred income tax asset	1,039,612	721,994
Less: valuation allowance	(1,039,612)	(721,994)
Total deferred income tax asset	$-	$-